Summary of Significant Accounting Policies - Summary of Intangible Assets are Amortized on a Straight-line Basis (Detail)	12 Months Ended
Dec. 31, 2023
Trademarks and patents [Member] | Bottom of range [member]
Summary of Intangible assets are amortised on a straightline basis [Line Items]
Useful life, intangible assets other than goodwill	3 years
Trademarks and patents [Member] | Top of range [member]
Summary of Intangible assets are amortised on a straightline basis [Line Items]
Useful life, intangible assets other than goodwill	10 years
Computer software [member] | Bottom of range [member]
Summary of Intangible assets are amortised on a straightline basis [Line Items]
Useful life, intangible assets other than goodwill	2 years
Computer software [member] | Top of range [member]
Summary of Intangible assets are amortised on a straightline basis [Line Items]
Useful life, intangible assets other than goodwill	10 years
Other intangible assets [member] | Bottom of range [member]
Summary of Intangible assets are amortised on a straightline basis [Line Items]
Useful life, intangible assets other than goodwill	1 year
Other intangible assets [member] | Top of range [member]
Summary of Intangible assets are amortised on a straightline basis [Line Items]
Useful life, intangible assets other than goodwill	5 years